Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	AGM GROUP HOLDINGS, INC.
Entity Central Index Key	0001705402
Trading Symbol	AGMH
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Common Class A
Entity Common Stock, Shares Outstanding	21,316,055
Common Class B
Entity Common Stock, Shares Outstanding	11,900,000